Intangible Assets and Goodwill - Schedule of Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Balance, Beginning	$ 149,975
Measurement period adjustment for EAI acquisition	(1,921)
Balance, Ending	227,763	149,975
Evolution AI Corporation [Member]
Goodwill acquired during period		$ 149,975
Nexway AG [Member]
Goodwill acquired during period	51,168
Facebank AG [Member]
Goodwill acquired during period	$ 28,541